Investments Held at Fair Value - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Investments held at fair value through profit and loss	£ 351	£ 115
Investments held at fair value through profit and loss due to exchange control restrictions	£ 61	£ 97
Percentage of investments held at fair value denominated in other than the functional currency of the subsidiary	4.00%	2.00%
Iran
Disclosure Of Financial Assets [Line Items]
Provision	£ 24